Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of prepaid expenses and other receivables

As of December 31
2025	2024
$ millions	$ millions

Government institutions	140	110
Current tax assets	74	51
Prepaid expenses	58	41
Derivative instruments	43	16
Receivables from equity-accounted investees sale	2	2
Other	52	38
	369	258